Summary of Selected Significant Accounting Polices (Details) (USD $)	1 Months Ended	9 Months Ended
	Aug. 21, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes:
Deferred tax asset relating primarily to temporary basis differences in inventory, fixed assets, accruals, and Section 743		$ 5,300,000
Income tax rate		40.00%
Tax expense based on projected effective tax rate		500,000
Projected effective tax rate	42.00%
Deferred tax asset recognized in connection with Business Combination		27,800,000
Total deferred tax asset recognized in connection with Business Combination		33,100,000
Deferred tax asset - current		5,216,960
Deferred tax asset		$ 27,906,640